DIVESTITURES - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 01, 2023	Nov. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from divestiture			$ 8	$ 1,244	$ 10,951
(Loss) income from discontinued operations, net of tax			$ (40)	(71)	4,856
Pre tax gain (loss) on disposition				9	69
Derby
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes receivable	$ 350
Ownership percentage	19.90%
Equity investment, fair value	$ 121
Note receivable, fair value	224
Discontinued Operations, Disposed of by Sale | Mobility And Materials Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture		$ 11,000
Cash divested adjustments		500
Net proceeds from divestiture		$ 10,500
Gain on sale				480	5,024
(Loss) income from discontinued operations, net of tax				(57)	(69)
Discontinued Operations, Disposed of by Sale | Delrin Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture	1,280
Cash divested adjustments	27
Net proceeds from divestiture	1,250
Gain on sale	$ 419			$ 419
Discontinued Operations, Disposed of by Sale | Derby
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership holds in subsidiaries	80.10%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Biomaterials Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received for divestiture						$ 240
Pre tax gain (loss) on disposition					26
Gain (loss) on disposition, net of tax					$ 21